Business Combination (Details) - Schedule of preliminary allocation of the purchase price (Parentheticals)	6 Months Ended
Jun. 30, 2021 shares
Purchase Price Consideration [Member]
Business Combination (Details) - Schedule of preliminary allocation of the purchase price (Parentheticals) [Line Items]
Fair value shares issued	231,002